The Sentinel Funds

Class A, Class C, Class R3, Class R6, Class S and Class I

Supplement dated April 17, 2015

to the Prospectus dated March 30, 2015

Sentinel Mid Cap, Sentinel Small Company and Sentinel Sustainable Mid Cap Opportunities Funds

Carole Hersam, CFA, co-portfolio manager with Sentinel Asset Management, Inc. (“Sentinel”) on the Sentinel Mid Cap, Sentinel Small Company and Sentinel Sustainable Mid Cap Opportunities Funds (collectively, the “Funds”), will resign from Sentinel effective May 29, 2015.  After that date, she will no longer manage the Funds.  After May 29, 2015, the Funds will continue to be managed by Jason Ronovech, CFA, portfolio manager with Sentinel.

The section of the Prospectus titled “Fund Summaries – Sentinel Mid Cap Fund – Management – Portfolio Managers” is hereby modified to read in its entirety as follows:

Portfolio Managers. Jason Ronovech, portfolio manager with Sentinel, has been a portfolio manager of the Fund since March 30, 2013. Carole Hersam, portfolio manager with Sentinel, has been a portfolio manager of the Fund since 2012.

Ms. Hersam will resign from Sentinel effective May 29, 2015, after which time she will no longer manage the Fund.  Mr. Ronovech will continue to manage the Fund following Ms. Hersam’s departure.

The section of the Prospectus titled “Fund Summaries – Sentinel Small Company Fund – Management – Portfolio Managers” is hereby modified to read in its entirety as follows:

Portfolio Managers. Jason Ronovech, portfolio manager with Sentinel, has been a portfolio manager of the Fund since March 30, 2013. Carole Hersam, portfolio manager with Sentinel, has been a portfolio manager of the Fund since 2012.

Ms. Hersam will resign from Sentinel effective May 29, 2015, after which time she will no longer manage the Fund.  Mr. Ronovech will continue to manage the Fund following Ms. Hersam’s departure.

The section of the Prospectus titled “Fund Summaries – Sentinel Sustainable Mid Cap Opportunities Fund – Management – Portfolio Managers” is hereby modified to read in its entirety as follows:

Portfolio Managers. Carole Hersam, portfolio manager with Sentinel, has been a portfolio manager of the Fund since 2012. Jason Ronovech, portfolio manager with Sentinel, has been a portfolio manager of the Fund since March 30, 2013.

Ms. Hersam will resign from Sentinel effective May 29, 2015, after which time she will no longer manage the Fund.  Mr. Ronovech will continue to manage the Fund following Ms. Hersam’s departure.

The section of the Prospectus titled “Management of the Funds” as it relates to the specific individuals who manage each of the Sentinel Mid Cap, Sentinel Small Company and Sentinel Sustainable Mid Cap Opportunities Funds is hereby modified to reflect that Ms. Hersam will no longer serve as a portfolio manager of those Funds effective May 29, 2015.